Lease Liabilities - Additional information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019
Statement [Line Items]
Sublease income		$ 2.0
Office Lease Amendment Agreement [Member] | 2020 [member]
Statement [Line Items]
Lease rent annual payment	$ 10.0
Lease rent monthly payment	0.8
Office Lease Amendment Agreement [Member] | 2021 [member]
Statement [Line Items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
Office Lease Amendment Agreement [Member] | 2022 [member]
Statement [Line Items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
Office Lease Amendment Agreement [Member] | 2023 [member]
Statement [Line Items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
Office Lease Amendment Agreement [Member] | 2024 [member]
Statement [Line Items]
Lease rent annual payment	10.0
Lease rent monthly payment	0.8
Office Lease Amendment Agreement [Member] | 2025 [member]
Statement [Line Items]
Lease rent annual payment	10.0
Lease rent monthly payment	$ 0.8